PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Long term inflation rate	3.50%	3.80%
Annual increase in use of healthcare services according to age	4.00%	4.00%
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Nominal annual adjustment rate of pension benefits	3.50%	3.80%
Visao
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	6.40%	6.60%
Future salary growth rate	6.40%
Mortality table for nondisabled individuals (as a percent)	50.00%	50.00%
Disability table ( as a percent)	50.00%	30.00%
Visao and Tcoprev
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Estimated retirement age	60 years	60 years
PBS-A and CTB
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	7.40%	7.20%
Telefnica BD and Tcoprev
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	7.70%	7.00%
Visao and Telefonica BD
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Future salary growth rate	4.80%	5.50%
Disability table ( as a percent)	50.00%
PBS-A, CTB and Telefonica BD
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Estimated retirement age	57 years	57 years
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Mortality table for disabled individuals (as a percent)	60.00%	40.00%
Telefonica BD Plan
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Future salary growth rate	4.60%
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical expense growth rate	6.60%	6.90%
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Mortality table for disabled individuals (as a percent)	40.00%	40.00%
Post-retirement health plans, Female participants
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical service eligibility age	59 years	59 years
Estimated retirement age	59 years	59 years
Post-retirement health plans, Male participants
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical service eligibility age	63 years	63 years
Estimated retirement age	63 years	63 years
CTB
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	7.00%